CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Net income	¥ 830,233	¥ 500,235	¥ 881,156
Other comprehensive income (loss), net of tax:
Net unrealized gains (losses) on available-for-sale securities, net of tax (Note 3)	622,975	137,128	368,896
Foreign currency translation adjustments, net of tax	136,299	76,104	87,651
Pension liability adjustments, net of tax (Note 20)	163,338	136,942	78,676
Total other comprehensive income (loss), net of tax	922,612	350,174	535,223
Total comprehensive income	1,752,845	850,409	1,416,379
Less: Total comprehensive income attributable to noncontrolling interests	26,669	12,045	8,558
Total comprehensive income attributable to MHFG shareholders	¥ 1,726,176	¥ 838,364	¥ 1,407,821